Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Jul. 31, 2021 shares $ / shares	Jul. 31, 2020 shares	Aug. 01, 2019 shares	Jul. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Number of Options	674,666	19,969	23,243	31,410
Exercisable	674,666
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Number of Options	1,667
Exercise Price | $ / shares	$ 48.15
Exercisable	1,667
Expiry date	Mar. 10, 2022
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options	833
Exercise Price | $ / shares	$ 33.70
Exercisable	833
Expiry date	Jul. 01, 2023
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options	166
Exercise Price | $ / shares	$ 16.85
Exercisable	166
Expiry date	Sep. 09, 2024
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options	612,000
Exercise Price | $ / shares	$ 4.24
Exercisable	612,000
Expiry date	Mar. 29, 2026
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options	60,000
Exercise Price | $ / shares	$ 4.24
Exercisable	60,000
Expiry date	Apr. 19, 2026